ACCOUNTS RECEIVABLE, NET - Components of Accounts Receivable, Net (Parenthetical) (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Receivables [Abstract]
Allowances for credit losses, non-current	$ 16,517	$ 25,026